Stock-Based Compensation	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation
. Stock-Based Compensation
Stock-Based Compensation Plans. The Company has adopted stock-based compensation plans in order to provide incentives to directors, officers, employees and other individuals providing services to or on behalf of the Company and its subsidiaries. The Company believes that its stock-based compensation awards encourage high levels of performance by individuals who contribute to the success of the Company and enable the Company to attract, retain and reward talented and experienced individuals. This is accomplished by providing eligible individuals with an opportunity to obtain or increase a proprietary interest in the Company and/or by providing eligible individuals with additional incentives to join or remain with the Company. The stock-based compensation plans serve to better align the interests of management and its employees with those of the Company’s shareholders. During the year ended December 31, 2017, the Company awarded stock-based compensation under its Amended and Restated 2008 Long Term Performance Plan (2008 LTPP). Awards under the 2008 LTPP may be granted to any officer or employee of the Company or any of its subsidiaries, non-employee directors, or to any other individual who provides services to or on behalf of the Company or any of its subsidiaries. To date, awards under the 2008 LTPP have been in the form of L3’s restricted stock units, performance units and options to purchase L3’s common stock.
On May 3, 2016, the stockholders of L3 approved an amendment to the 2008 LTPP to increase the number of shares authorized for issuance by 6.8 million shares to approximately 26.0 million shares. Each share of L3’s common stock issued under a full value award (that is, awards other than stock options and stock appreciation rights) granted on or after February 23, 2016 is counted as 4.26 shares for purposes of this share limit. Each share issued under full value awards granted between February 26, 2013 and February 22, 2016 is counted as 3.69 shares for purposes of the share limit. At December 31, 2017, $7.9 million shares of L3’s common stock remained available for future awards under the 2008 LTPP.
The Company’s stock-based compensation expense by form of award, including stock-based compensation recorded in discontinued operations related to Vertex Aerospace and NSS, is presented in the table below.

	Year Ended December 31,
	2017	2016	2015
	(in millions)
Stock options	$7	$10	$9
Restricted stock units	43	35	38
Performance units	7	4	2
Total before income taxes	57	49	49
Income taxes	(12)	(18)	(18)
Total after income taxes	45	31	31
Less: Stock-based compensation recorded in discontinued operations, net of income taxes	1	1	1
Stock-based compensation recorded in continuing operations, net of income taxes	$44	$30	$30

Stock Options. The exercise price of stock options granted under the 2008 LTPP may not be less than the fair market value of L3’s common stock on the date of grant. Options expire 10 years after the date of grant and vest ratably over a three year period on the annual anniversary of the date of grant. The options granted to the Company’s Chairman are also subject to performance-based vesting conditions. All unvested options are subject to forfeiture upon termination of employment (subject to customary exceptions for death or disability). All of the stock option awards issued under the 2008 LTPP are non-qualified stock options for U.S. income tax regulations. The table below presents a summary of the Company’s stock option activity at December 31, 2017 and changes during the year then ended.

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
	(in thousands)		(in years)	(in millions)
Number of shares under option:
Outstanding at January 1, 2017	2,847.5	$99.54	6.1	$150
Options granted	470.5	174.53
Options exercised	(521.3)	90.13
Options forfeited	(97.8)	120.59
Outstanding at December 31, 2017	2,698.9	$113.67	5.7	$227
Vested and expected to vest at December 31, 2017(1)	2,582.5	$110.21	5.5	$226
Exercisable at December 31, 2017	1,762.4	$95.80	4.5	$180
__________________

(1)	Represents outstanding options reduced by expected forfeitures for options not fully vested.
The weighted average grant date fair value of the stock options awarded during 2017, 2016 and 2015 was $28.35, $15.90 and $19.76, respectively. The aggregate intrinsic value, disclosed in the table above, represents the difference between L3’s closing stock price on the last trading day for the period, and the exercise price, multiplied by the number of in-the-money stock options.
The total intrinsic value of stock options exercised, based on the difference between the L3’s stock price at the time of exercise and the related exercise price, was $44 million, $34 million and $35 million for the years ended December 31, 2017, 2016 and 2015, respectively. At December 31, 2017, unrecognized compensation cost related to stock options was $7 million ($6 million after income taxes), which is expected to be recognized over a weighted average remaining period of 1.3 years.
The actual income tax benefit realized related to compensation deductions arising from the exercise of stock options by the Company’s employees totaled $16 million, $12 million and $13 million for the years ended December 31, 2017, 2016 and 2015, respectively.
Stock Option Fair Value Estimation Assumptions. The Company estimates the fair value of its stock options at the date of grant using the Black-Scholes option-pricing valuation model. The Company’s valuation model is affected by L3’s stock price as well as weighted average assumptions for a number of subjective variables described below.

•
Expected Holding Period. The expected holding period represents the period of time that granted stock options are expected to be outstanding until they are exercised. The Company uses historical stock option exercise data to estimate the expected holding period.

•	Expected Volatility. Expected volatility is based on L3’s historical share price volatility matching the expected holding period.

•	Expected Dividend Yield. Expected dividend yield is based on L3’s anticipated dividend payments and historical pattern of dividend increases over the expected holding period.

•	Risk-Free Interest Rates. The risk-free interest rates for stock options are based on U.S. Treasuries for a maturity period matching the expected holding period.
Changes in assumptions can materially impact the estimated fair value of stock options. The weighted average assumptions used in the valuation model are presented in the table below.

	2017 Grants	2016 Grants	2015 Grants
Expected holding period (in years)	5.2	5.0	5.0
Expected volatility	19.9%	21.3%	21.4%
Expected dividend yield	2.0%	2.8%	2.4%
Risk-free interest rate	2.0%	1.1%	1.5%

Restricted Stock Units. The Company awards restricted stock units that automatically convert into shares of L3’s common stock upon vesting (in the case of awards granted to employees) or upon the date on which the recipient ceases to be a director (in the case of awards granted to directors). Restricted stock units typically vest three years after the grant date for employees and one year after the grant date for non-employee directors, or if earlier, on the date of the first annual stockholders meeting held after the grant date. The restricted stock units automatically convert into shares of L3’s common stock upon vesting. The weighted average grant date fair value of the restricted stock units awarded during 2017, 2016 and 2015 was $169.23, $116.72 and $128.59, respectively. The grant date fair value of the restricted stock unit awards is based on L3’s closing stock price at the date of grant and is generally recognized as compensation expense on a straight-line basis over the vesting period. However, for employees who attain retirement eligibility status prior to the end of the three-year cliff vesting period and who have provided at least one year of service after the date of grant, compensation expense is recognized over the shorter period from the date of grant to the retirement eligibility date. For grants of restricted stock units made during the year ended December 31, 2017, retirement eligible employees are those employees that either: (1) have attained the age of 60 and completed at least five years of service (which service must be continuous through the date of termination except for a single break in service that does not exceed one year in length) or (2) have attained the age of 65 (without regard to their length of service at L3).
The table below presents a summary of the Company’s nonvested restricted stock unit awards at December 31, 2017 and changes during the year then ended.

	Number of Shares	Weighted Average Grant Date Fair Value
	(in thousands)
Nonvested balance at January 1, 2017	977.9	$119.55
Granted	305.6	169.23
Vested	(318.4)	114.46
Forfeited	(62.4)	134.56
Nonvested balance at December 31, 2017	902.7	$137.12

At December 31, 2017, total unrecognized compensation costs related to nonvested restricted stock unit awards were $34 million ($26 million after income taxes) and are expected to be recognized over a weighted average remaining period of 1.1 years. The total fair value of restricted stock unit awards vested during the years ended December 31, 2017, 2016 and 2015 as of their vesting dates was $53 million, $57 million and $82 million, respectively.
Performance Units. The Company grants performance unit awards, with each unit having a value at the time of grant equal to a share of L3’s common stock. The number of units ultimately earned can range from zero to 200% of the original award based upon the level of performance achieved by the Company over the associated performance period in relation to pre-determined performance goals. Units earned under the program are converted into shares of L3’s common stock, or are paid in cash based on the closing price of L3’s common stock at the end of the performance period, as determined at the time of grant by the Compensation Committee of the Board of Directors.
During the years ended December 31, 2017, 2016, and 2015, the Company granted performance unit awards with a weighted average grant date fair value per unit of $168.80, $116.20 and $129.03, respectively. All the awards granted in 2017, 2016, and 2015 have performance conditions based on L3’s diluted EPS. The performance periods for the awards began on January 1 of the applicable grant year and end on December 31 of the year corresponding to a three-year performance period. Units earned under the awards are convertible into shares of L3’s common stock. At December 31, 2017, total unrecognized compensation costs related to the awards were $5 million ($5 million after income taxes) and are expected to be recognized over a weighted average remaining period of 1.7 years.
The table below presents a summary of the Company’s performance unit awards based on expected performance at December 31, 2017 and changes during the year then ended.

	Payable in Shares (EPS)
	Number of Units	Weighted Average Grant Date Fair Value
	(in thousands)
Outstanding at January 1, 2017	124.7	$120.83
Granted	33.9	168.80
Increase due to expected performance	29.7	146.89
Vested	(48.4)	129.03
Forfeited	(7.8)	121.06
Outstanding at December 31, 2017	132.1	$135.99

The performance period for awards granted in 2015 ended on December 31, 2017. Based on L3’s cumulative diluted EPS during the performance period, a total of 48,365 performance units having a fair market value of $10 million as of their vesting date were earned by the participants on December 31, 2017.
Employee Stock Purchase Plan. Effective July 1, 2009, the Company adopted the 2009 Employee Stock Purchase Plan (2009 ESPP). Under the 2009 ESPP, eligible employees are offered options to purchase shares of L3’s common stock at the end of each six-month offering period at 95% of fair market value based on the average of the highest and lowest sales prices for the stock on the purchase date. Eligible employees generally include all employees of the Company and each subsidiary or affiliate of the Company that has been designated to participate in the 2009 ESPP. Offering periods begin on the first trading day in January and July of each calendar year and end on the last trading day in June and December of each calendar year. Share purchases are funded through payroll deductions of up to 10% of an employee’s eligible compensation for each payroll period, or $21,250 each calendar year.
At December 31, 2017, 3.5 million shares were available for future issuance under the 2009 ESPP (i.e., excluding the effect of shares issued in January 2018 as described below). In July 2017, the Company issued 0.1 million shares under the 2009 ESPP at an average price of $158.59 per share, which covered employee contributions for the six months ended June 30, 2017. In January 2018, the Company issued 0.1 million shares under the 2009 ESPP at an average price of $188.72 per share, which covered employee contributions for the six months ended December 31, 2017. The 5% discount is not recognized as compensation expense in accordance with the accounting standard for share-based compensation expense.